CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation (USD $)			0 Months Ended
	Jul. 31, 2014	Oct. 31, 2013	Apr. 30, 2014 Convertible Debenture [Member]	Apr. 30, 2014 Convertible Debenture [Member]
CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation [Line Items]
Stock price used for valuation				$ 0.34
6,667 shares issued per $1,000 face value
Aggregate intrinsic value of the $1,150,000 of principal outstanding on April 30, 2014, immediately prior to conversion and repayment	$ 1,670,704	$ 164,811		$ 1,456,797